NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 27, 2012
Fair Value Assumptions Using The Black-Scholes Option-Pricing Model

The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected volatility	56.7%	55.6%	53.7%
Risk-free interest rate	0.9%	1.6%	2.5%
Expected lives	5 years	5 years	5 years
Dividend yield	2.6%	3.1%	3.1%